LEASES	12 Months Ended
Jun. 30, 2026
Presentation of leases for lessee [abstract]
LEASES	LEASES
The Group leases office facilities, storage facilities, vehicles, and plant and equipment in the U.S. The lease arrangements do not contain any material restrictive covenants or other significant restrictions.
The carrying amounts of right-of-use assets (included under property, plant and equipment) and the movements during the year are in Note 9.
The carrying amounts of lease liabilities (included under financial liabilities) and the movements during the year are set out in Note 14.
The following are the amounts recognized in profit or loss in respect of leases:

	Notes	2026	2025	2024
		US$	US$	US$
Amortization of right-of-use assets	9	(771,147)	(793,981)	(521,099)
Interest expense on lease liabilities		(282,870)	(278,186)	(106,474)
Expense relating to short-term leases and leases of low-value assets		(326,442)	(143,789)	(72,542)
Net amount recognized in profit or loss		(1,380,459)	(1,215,956)	(700,115)